Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessel Operating and Supervision Costs
Crew wages and vessel management employee costs	$ 80,713	$ 79,624	$ 72,652
Technical maintenance expenses	37,653	28,694	28,736
Other vessel operating expenses	21,296	19,766	21,098
Total	$ 139,662	$ 128,084	$ 122,486